UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            December 31, 2006
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia            02/13/07
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         130
                                             -------------------------

Form 13F Information Table Value Total:      $  433,986
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

         COLUMN 1                    COLUMN 2      COLUMN 3     COLUMN 4     COLUMN 5           COLUMN 6  COLUMN 7      COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER                 TITLE OF               VALUE      SHRS OR  SH/  PUT/  INVESTMENT   OTHER
       --------------                  CLASS     CUSIP    (x$1,000)    PRN  AMT  PRN  CALL  DISCRETION  MANAGERS SOLE   SHARED  NONE
                                     -------     -----     ---------   --------  ---  ----  ----------  -------- ----   ------  ----
ABM Industries Inc                      COM        000957100       2832    124720   SH          SOLE              124720
Adaptec Inc                             COM        00651F108       1174    251985   SH          SOLE              251985
Advanced Energy Inds                    COM        007973100       1745     92495   SH          SOLE               92495
Alcoa Inc                               COM        013817101       6690    222928   SH          SOLE              222928
Allied Capital Inc                      COM        01903Q108       7245    221696   SH          SOLE              221696
Altria Group Inc                        COM        02209S103        203      2362   SH          SOLE                2362
American Axle & Mfg                     COM        024061103       2712    142810   SH          SOLE              142810
Anheuser-Busch Cos Inc                  COM        035229103       3302     67111   SH          SOLE               67111
Apogee Enterprises                      COM        037598109       3296    170704   SH          SOLE              170704
Apria Healthcare Group Inc              COM        037933108       4417    165735   SH          SOLE              165735
Arkansas Best Corp                      COM        040790107       2777     77134   SH          SOLE               77134
Armor Holdings Inc                      COM        042260109       3843     70064   SH          SOLE               70064
Arvinmeritor Inc                        COM        043353101       4592    251911   SH          SOLE              251911
AT&T Inc                                COM        00206R102       4773    133500   SH          SOLE              133500
Bank of America                         COM        060505104       7728    144747   SH          SOLE              144747
Bank of New York                        COM        064057102       5067    128691   SH          SOLE              128691
Basic Energy Svcs Inc New               COM        06985P100       1719     69725   SH          SOLE               69725
BB&T Corp                               COM        054937107       1697     38627   SH          SOLE               38627
Bear Stearns                            COM        073902108       8299     50983   SH          SOLE               50983
Beazer Homes USA Inc                    COM        07556Q105       3094     65808   SH          SOLE               65808
Bellsouth Corp                          COM        079860102        890     18900   SH          SOLE               18900
Blyth Inc                               COM        09643P108       2428    117008   SH          SOLE              117008
Briggs & Stratton Corp                  COM        109043109       4280    158813   SH          SOLE              158813
Brunswick Corp                          COM        117043109       2666     83577   SH          SOLE               83577
Brush Engineered Materials              COM        117421107       2703     80035   SH          SOLE               80035
Building Matls Hldg Corp                COM        120113105       1327     53755   SH          SOLE               53755
Chevron Corp New                        COM        166764100        208      2832   SH          SOLE                2832
Cigna Corp                              COM        125509109       9099     69155   SH          SOLE               69155
Citigroup Inc                           COM        172967101        287      5145   SH          SOLE                5145
Clark Inc                               COM        181457102       2591    155775   SH          SOLE              155775
Coca Cola Co                            COM        191216100        256      5312   SH          SOLE                5312
Comerica Inc                            COM        200340107       5429     92521   SH          SOLE               92521
Conexant Systems Inc                    COM        207142100         24     11875   SH          SOLE               11875
ConocoPhillips                          COM        20825C104        230      3200   SH          SOLE                3200
Convergys Corp                          COM        212485106       6599    277487   SH          SOLE              277487
Countrywide Financial Corp              COM        222372104       6745    158903   SH          SOLE              158903
Crane Co                                COM        224399105       2675     73013   SH          SOLE               73013
CTS Corp                                COM        126501105       3929    250225   SH          SOLE              250225
Curtiss Wright                          COM        231561101       2235     60275   SH          SOLE               60275
Daimlerchrysler AG                      ORD        D1668R123       4087     66550   SH          SOLE               66550
Diebold Inc                             COM        253651103       5515    118341   SH          SOLE              118341
Donnelley & Sons Co                     COM        257867101       7167    201654   SH          SOLE              201654
Duke Energy Corp                        COM        26441C105        424     12775   SH          SOLE               12775
Eaton Corp                              COM        278058102       7185     95626   SH          SOLE               95626
Elkcorp                                 COM        287456107       5434    132255   SH          SOLE              132255
Everest Re Group LTD                    COM        G3223R108       6745     68746   SH          SOLE               68746
Exxon Mobile Corp                       COM        30231g102       1079     14081   SH          SOLE               14081
Federal Natl Mtg Assn                   COM        313586109       2824     47554   SH          SOLE               47554
FirstEnergy Corp                        COM        337932107       8425    139721   SH          SOLE              139721
FirstMerit Corp                         COM        337915102       2930    121357   SH          SOLE              121357
Freds Inc                               COM        356108100       1831    152048   SH          SOLE              152048
Friedman Billings                       COM        358434108       1599    199854   SH          SOLE              199854
G B & T Bancshares Inc                  COM        361462104        258     11615   SH          SOLE               11615
Gannett Inc                             COM        364730101       4848     80190   SH          SOLE               80190
Gateway Inc                             COM        367626108         25     12435   SH          SOLE               12435
General Electric Co                     COM        369604103        285      7655   SH          SOLE                7655
Goodrich Corp                           COM        382388106       7641    167756   SH          SOLE              167756
H&R Block                               COM        093671105       3216    139580   SH          SOLE              139580
Hanesbrands Inc                         COM        410345102        895     37877   SH          SOLE               37877
HCC Ins Hldgs Inc                       COM        404132102       4070    126817   SH          SOLE              126817
Helen of Troy Ltd                       COM        G4388N106       2951    121620   SH          SOLE              121620
Helmerich & Payne Inc                   COM        423452101       2837    115920   SH          SOLE              115920
Home Depot Inc                          COM        437076102       2539     63227   SH          SOLE               63227
Intel Corp                              COM        458140100       3659    180680   SH          SOLE              180680
ISHARES TR                          MSCI EAFE IDX  464287465        400      5460   SH          SOLE                5460
ISHARES TR                         MSCI EMERG MKT  464287234        441      3860   SH          SOLE                3860
ISHARES INC                         MSCI EMU IDX   464286608        740      7160   SH          SOLE                7160
ISHARES INC                          MSCI JAPAN    464286848        574     40380   SH          SOLE               40380
ISHARES INC                        MSCI PAC J IDX  464286665        316      2520   SH          SOLE                2520
ISHARES TR                         RSSL MCRCP IDX  464288869        318      5437   SH          SOLE                5437
ISHARES TR                           S&P 500 GRW   464287309       1165     17951   SH          SOLE               17951
ISHARES TR                          S&P 500 VALUE  464287408       1585     20610   SH          SOLE               20610
ISHARES TR                         S&P MC 400 GRW  464287606        782      9807   SH          SOLE                9807
ISHARES TR                         S&P MIDCP VALU  464287705       1024     12924   SH          SOLE               12924
ISHARES TR                         S&P SMLCP VALU  464287879        630      8362   SH          SOLE                8362
ISHARES TR                         S&P SMLCP GROW  464287887        391      3052   SH          SOLE                3052
John H Harland Co                       COM        412693103       2881     57399   SH          SOLE               57399
Johnson & Johnson                       COM        478160104        263      3979   SH          SOLE                3979
Johnson Controls Inc                    COM        478366107       9350    108821   SH          SOLE              108821
Jones Apparel Group Inc                 COM        480074103       6015    179939   SH          SOLE              179939
K2 Inc                                  COM        482732104       3906    296100   SH          SOLE              296100
Lauder Estee Cos Inc                    CL A       518439104       2249     55085   SH          SOLE               55085
Libbey Inc                              COM        529898108       2340    189655   SH          SOLE              189655
LSI Logic Corp                          COM        502161102       7469    829943   SH          SOLE              829943
Marathon Oil Corp                       COM        565849106       7129     77070   SH          SOLE               77070
Marsh & McLennan                        COM        571748102       2057     67077   SH          SOLE               67077
Mettler Toledo International            COM        592688105       1847     23420   SH          SOLE               23420
Microsoft Corp                          COM        594918104        244      8179   SH          SOLE                8179
Norfolk Southern Corp                   COM        655844108       1831     36410   SH          SOLE               36410
Olin Corp                               COM        680665205       3068    185715   SH          SOLE              185715
Orbotech Ltd                            ORD        m75253100       4949    194455   SH          SOLE              194455
Owens Ill Inc                          COM NEW     690768403       3721    201668   SH          SOLE              201668
Pepsico Inc                             COM        713448108        286      4578   SH          SOLE                4578
Perrigo Co                              COM        714290103       1562     90285   SH          SOLE               90285
Pfizer Inc                              COM        717081103       7221    278817   SH          SOLE              278817
Plantronics Inc                         COM        727493108       2454    115775   SH          SOLE              115775
PMI Group Inc                           COM        69344M101        404      8575   SH          SOLE                8575
Polaris Industries Inc                  COM        731068102       3635     77618   SH          SOLE               77618
PPG Industries                          COM        693506107       7455    116097   SH          SOLE              116097
Regions Financial                       COM        758940100        978     26137   SH          SOLE               26137
Regis Corp                              COM        758932107       3195     80795   SH          SOLE               80795
Reinsurance Group Amer Inc              COM        759351109       3851     69130   SH          SOLE               69130
Ruby Tuesday Inc                        COM        781182100       2008     73195   SH          SOLE               73195
Rydex ETF Trust                    S&P 500 EQ TRD  78355W106        788     16646   SH          SOLE               16646
Sabre Holdings Corp                     COM        785905100       4474    140304   SH          SOLE              140304
Sara Lee Corp                           COM        803111103       5448    319884   SH          SOLE              319884
Schlumberger Ltd                        COM        806857108        223      3532   SH          SOLE                3532
St Paul Travelers                       COM        792860108       8235    153378   SH          SOLE              153378
Standex International Corp              COM        854231107       3537    117404   SH          SOLE              117404
Stewart Enterprises                     COM        860370105        112     17840   SH          SOLE               17840
Streettracks Ser Tr Wilshire R      WILSHIRE REIT  86330E604       1476     16800   SH          SOLE               16800
Suntrust Banks Inc                      COM        867914103        275      3262   SH          SOLE                3262
Technitrol Inc                          COM        878555101       2650    110945   SH          SOLE              110945
Telefonos de Mexico S A            SPON ADR ORD L  879403780      10267    363310   SH          SOLE              363310
Timken Co                               COM        887389104       4911    168303   SH          SOLE              168303
Tyco International Ltd                  COM        902124106       5717    188051   SH          SOLE              188051
Unitedhealth Group                      COM        91324P102       7865    146386   SH          SOLE              146386
Universal Corp                          COM        913456109       4593     93725   SH          SOLE               93725
US Bancorp                              COM        902973304       8230    227402   SH          SOLE              227402
UTStarCom Inc                           COM        918076100       4212    481323   SH          SOLE              481323
Vanguard Intl Equity Index F         EMR MKT ETF   922042858        426      5511   SH          SOLE                5511
Vanguard Index Fds                   MID CAP ETF   922908629        393      5405   SH          SOLE                5405
Verso Technologies Inc                 COM NEW     925317208         32     28000   SH          SOLE               28000
VF Corp                                 COM        918204108       9358    114010   SH          SOLE              114010
Wabtech Corp                            COM        929740108      10508    184505   SH          SOLE              184505
Wachovia Corp 2nd New                   COM        929903102       3368    143121   SH          SOLE              143121
Washington Federal Inc                  COM        938824109       5464    120123   SH          SOLE              120123
Washington Mutual Inc                   COM        939322103       2259     46370   SH          SOLE               46370
Webster Financial Corp                  COM        947890109       2135     70265   SH          SOLE               70265
Wyeth                                   COM        983024100       6021    118247   SH          SOLE              118247

REPORT SUMMARY        130 DATA RECORDS             $433,986            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

